Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INDEX TRUST
Prospectus Date	rr_ProspectusDate	May 23, 2012
Supplement Text Block	fit_SupplementTextBlock

Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO PROSPECTUSES datED December 31, 2011 and January 4, 2012

1. With respect to Federated Max-Cap Index Fund only please delete the first paragraph of the section entitled "What are the Fund's Main Investment Strategies?" and replace with the following:

"The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's 500 Index. The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus."

2. With respect to Federated Mid-Cap Index Fund only please delete the first paragraph of the section entitled "What are the Fund's Main Investment Strategies?" and replace with the following:

"The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid range of the U.S. stock market. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the S&P 400 based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivatives contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus."

Federated Max-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	fit_SupplementTextBlock

Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO PROSPECTUSES datED December 31, 2011 and January 4, 2012

1. With respect to Federated Max-Cap Index Fund only please delete the first paragraph of the section entitled "What are the Fund's Main Investment Strategies?" and replace with the following:

"The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's 500 Index. The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus."

Federated Mid-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	fit_SupplementTextBlock

Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO PROSPECTUSES datED December 31, 2011 and January 4, 2012

2. With respect to Federated Mid-Cap Index Fund only please delete the first paragraph of the section entitled "What are the Fund's Main Investment Strategies?" and replace with the following:

"The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid range of the U.S. stock market. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the S&P 400 based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivatives contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus."